Capital and Reserves - Share Capital (Details) - shares	12 Months Ended
	Dec. 31, 2021	Mar. 31, 2022
Class A ordinary shares
Disclosure of classes of share capital [line items]
Authorized (in shares)	6,500,000	6,500,000
Issued (in shares)	0
Issued during the period		924
Issued (in shares)	333,925
Issued during the year prior to Merger (in shares)	0
Conversion into Class A and B Shares (in shares)	330,257,000
Issued following the Merger (in shares)	3,668,000
Class B ordinary shares
Disclosure of classes of share capital [line items]
Authorized (in shares)	3,100,000	3,100,000
Issued (in shares)	0
Issued (in shares)	79,638
Issued during the year prior to Merger (in shares)	0
Conversion into Class A and B Shares (in shares)	79,638,000
Issued following the Merger (in shares)	0
Deferred Shares
Disclosure of classes of share capital [line items]
Authorized (in shares)		100,000
Ordinary A Shares
Disclosure of classes of share capital [line items]
Authorized (in shares)	10,000,000
Issued (in shares)	135,136,000
Issued (in shares)	0
Issued during the year prior to Merger (in shares)	0
Conversion into Class A and B Shares (in shares)	(135,136,000)
Issued following the Merger (in shares)	0
Ordinary B Shares
Disclosure of classes of share capital [line items]
Authorized (in shares)	11,000,000
Issued (in shares)	664,605,000
Issued (in shares)	0
Issued during the year prior to Merger (in shares)	17,206,000
Conversion into Class A and B Shares (in shares)	(681,811,000)
Issued following the Merger (in shares)	0
Preference C Shares
Disclosure of classes of share capital [line items]
Authorized (in shares)	10,000,000
Issued (in shares)	252,065,000
Issued (in shares)	0
Issued during the year prior to Merger (in shares)	41,012,000
Conversion into Class A and B Shares (in shares)	(293,077,000)
Issued following the Merger (in shares)	0
Ordinary Redeemable G1 Shares
Disclosure of classes of share capital [line items]
Authorized (in shares)	50,000
Issued (in shares)	0
Issued (in shares)	0
Issued during the year prior to Merger (in shares)	10,150,000
Conversion into Class A and B Shares (in shares)	(10,150,000)
Issued following the Merger (in shares)	0